BENEFITS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Activity in Benefits Payable
Activity in benefits payable, excluding military services, was as follows for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
	(in millions)
Balances at January 1	$3,893	$3,775	$3,415
Acquisitions	—	5	66
Incurred related to:
Current year	38,641	32,711	30,198
Prior years	(518)	(474)	(257)
Total incurred	38,123	32,237	29,941
Paid related to:
Current year	(34,357)	(29,103)	(26,738)
Prior years	(3,262)	(3,021)	(2,909)
Total paid	(37,619)	(32,124)	(29,647)
Reinsurance recoverable	78	—	—
Balances at December 31	$4,475	$3,893	$3,775

Benefit Expenses Excluded From Activity in Benefits Payable
Benefits expense associated with military services and provisions associated with future policy benefits excluded from the previous table was as follows for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
	(in millions)
Military services	$11	$(27)	$908
Future policy benefits	32	354	136
Total	$43	$327	$1,044